Annual Total Returns[BarChart] - PIMCO Low Duration Credit Fund - Institutional	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.35%	4.46%	1.52%	(0.43%)	7.75%	3.80%	(0.61%)	9.37%	(1.40%)